Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Labour costs
Wages, salaries and related taxes and benefits	$ (1,085)	$ (1,071)	$ (2,125)	$ (2,104)
Post-employment benefit plans service cost (net of capitalized amounts)	(59)	(63)	(128)	(137)
Other labour costs	(247)	(258)	(484)	(504)
Less:
Capitalized labour	283	270	543	525
Total labour costs	(1,108)	(1,122)	(2,194)	(2,220)
Cost of revenues	(1,694)	(1,663)	(3,422)	(3,403)
Other operating costs	(469)	(437)	(921)	(876)
Total operating costs	$ (3,271)	$ (3,222)	$ (6,537)	$ (6,499)